Investment Objectives and Goals - Kurv Bitcoin Enhanced Income ETF	Feb. 03, 2026
Prospectus [Line Items]
Risk/Return [Heading]	KURV BITCOIN ENHANCED INCOME ETF (TICKER: KBIT) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv Bitcoin Enhanced Income ETF (the “Fund”) seeks to maximize total return.